LAND USE RIGHT (Tables)	12 Months Ended
Dec. 31, 2013
Land Use Right [Abstract]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
As of December 31, 2013, the expected amortization expense of the land use right for each of the next five years and thereafter as follows:

Year ending December 31,
2014	$6,724
2015	6,724
2016	6,724
2017	6,724
2018	6,724
Thereafter	259,767
$293,387